UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6414

Name of Fund:  MuniYield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Fund, Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Alabama - 1.3%       $ 2,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B,
                               5.75% due 6/01/2032                                                                $   2,654
                       5,250   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                               5.50% due 1/01/2022                                                                    5,769

Alaska - 0.5%                  Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                       2,050       (Amerada Hess Pipeline Corporation), 6.10% due 2/01/2024                           2,073
                       1,200       (BP Pipelines Inc. Project), VRDN, Series C, 1.83% due 7/01/2037 (m)               1,200

Arizona - 9.3%                 Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A:
                       5,825       5% due 7/01/2021                                                                   6,331
                       7,030       5% due 7/01/2022                                                                   7,606
                       5,240       5% due 7/01/2023                                                                   5,648
                       3,400   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                               Schools Project 1), Series A, 6.75% due 7/01/2029                                      3,380
                               Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine
                               Ridge Housing Corporation), Series A-1 (g):
                       5,000       6% due 10/20/2031                                                                  5,302
                       5,000       6.05% due 10/20/2036                                                               5,300
                               Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds (America West
                               Airlines Inc. Project), AMT:
                       5,800       6.25% due 6/01/2019                                                                4,486
                       6,900       6.30% due 4/01/2023                                                                5,192
                               Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments
                               LLC Project) (g):
                       1,610       6.25% due 7/20/2022                                                                1,775
                       1,425       6.45% due 7/20/2032                                                                1,553
                       1,305       6.55% due 7/20/2037                                                                1,426
                       1,400   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project II), Series A, 6.75% due 7/01/2031                                             1,450
                               Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Columbus Village),
                               Series A (g):
                         990       5.90% due 10/20/2021                                                                 995
                       1,725       6% due 10/20/2031                                                                  1,733
                       2,295       6.05% due 10/20/2041                                                               2,305
                       5,900   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
                               Regional Medical Center), Series A, 6% due 8/01/2033                                   6,275

Portfolio Abbreviations

To simplify the listings of MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes

MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Arkansas - 1.1%                University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                               Series B (e):
                     $ 2,000       5% due 11/01/2020                                                               $  2,182
                       1,600       5% due 11/01/2027                                                                  1,694
                       2,000       5% due 11/01/2034                                                                  2,094
                       1,000   University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                               Series A, 5% due 11/01/2014 (e)                                                        1,120

California - 17.3%     3,370   Anaheim, California, Union High School District, GO, Series A, 5% due
                               8/01/2012 (b)(i)                                                                       3,765
                       8,760   California State, GO, 5% due 2/01/2033                                                 9,009
                               California State Public Works Board, Lease Revenue Bonds:
                       2,000       (Department of Corrections), Series C, 5% due 6/01/2025                            2,085
                       4,500       (Department of Mental Health - Coalinga State Hospital), Series A,
                                   5.125% due 6/01/2029                                                               4,670
                               California State, Various Purpose, GO:
                       6,800       5.25% due 11/01/2025                                                               7,318
                      10,000       5% due 4/01/2031 (c)                                                              10,440
                       5,550       5.50% due 11/01/2033                                                               6,010
                               Golden State Tobacco Securitization Corporation of California, Tobacco
                               Settlement Revenue Bonds:
                       5,500       Series A-3, 7.875% due 6/01/2042                                                   6,141
                       7,500       Series A-4, 7.80% due 6/01/2042                                                    8,338
                       5,000       Series B, 5.50% due 6/01/2018                                                      5,241
                       5,000       Series B, 5.375% due 6/01/2028                                                     5,244
                       9,520       Series B, 5.50% due 6/01/2043                                                     10,175
                      18,400   Los Angeles, California, Unified School District, GO, Series A, 5% due
                               7/01/2023 (i)                                                                         19,710
                       1,250   Sacramento County, California, Sanitation District Financing Authority, Revenue
                               Refunding Bonds, Trust Receipts, Class R, Series A, 9.811% due 12/01/2019 (k)          1,350
                       5,145   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                               due 7/01/2022 (e)                                                                      5,531
                       7,465   University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                               5% due 9/01/2021 (i)                                                                   7,955

Colorado - 4.7%          520   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90%
                               due 4/01/2029                                                                            531
                       8,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                               due 11/15/2013 (c)                                                                     9,758
                       5,325   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds
                               (Pavilions), AMT, 7.75% due 9/01/2016                                                  5,599
                               Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series A:
                       1,735       7.10% due 9/01/2014                                                                1,878
                       5,065       7.35% due 9/01/2031                                                                5,421
                       6,850   Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds
                               (Public Improvement Fees), 8% due 12/01/2025                                           7,171

Connecticut - 0.1%       600   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                               7.35% due 4/01/2010                                                                      609

Florida - 4.1%                 Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                               Gypsum), AMT:
                      11,500       Series A, 7.125% due 4/01/2030                                                    12,694
                       5,000       Series B, 7.125% due 4/01/2030                                                     5,519
                       5,450   Midtown Miami, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.50% due 5/01/2037                                           5,696
                       3,000   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028           2,797

Georgia - 3.7%        12,140   Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due
                               1/01/2016 (h)                                                                         13,752
                       4,600   Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),
                               7.90% due 12/01/2024                                                                   5,020
                               Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                               Revenue Bonds (Coastal Community Retirement Corporation Project), Series A:
                       2,285       7.125% due 1/01/2025                                                               2,276
                       3,305       7.25% due 1/01/2035                                                                3,307

Idaho - 1.6%             425   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2,
                               7.15% due 7/01/2023                                                                      425
                      10,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                               Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                     10,275

Illinois - 4.3%          745   Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016           788
                       4,500   Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds,
                               Third Lien, Series A, 4.75% due 1/01/2035 (e)                                          4,525
                      13,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                               Series B-2, 6% due 1/01/2029 (j)                                                      14,837
                         175   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series B, 7.625% due
                               9/01/2027 (f)(g)(l)                                                                      176
                       3,285   Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                               Project), Series B, 6.30% due 9/01/2022 (i)                                            3,541
                          10   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of
                               Chicago Hospitals), VRDN, 1.84% due 8/01/2026 (e)(m)                                      10
                       4,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                               Revenue Bonds (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (e)           4,459

Indiana - 1.2%                 Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A (h):
                       2,850       5% due 1/01/2029                                                                   2,984
                       4,350       5% due 1/01/2032                                                                   4,533

Kansas - 0.2%          1,250   Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                               Series C, 6.875% due 5/15/2032                                                         1,345

Kentucky - 0.5%        3,000   Kentucky Economic Development Finance Authority, Health System Revenue Refunding
                               Bonds (Norton Healthcare Inc.), Series A, 6.625% due 10/01/2028                        3,249

Louisiana - 3.0%      19,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                               6.50% due 1/01/2017                                                                   19,516

Maryland - 1.1%        3,000   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                               (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                               3,069
                       4,000   Maryland State Health and Higher Educational Facilities Authority, Revenue
                               Refunding Bonds (University of Maryland Medical System), 6% due 7/01/2032              4,343

Massachusetts - 1.6%  10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                               1/01/2029 (h)                                                                         10,751

Michigan - 0.9%        6,060   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                               (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                      5,809

Minnesota - 0.6%               Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                               Series A (g):
                         420       6% due 8/20/2021                                                                     468
                       2,000       6.20% due 2/20/2043                                                                2,179
                         975   Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project),
                               AMT, 5.95% due 5/01/2030                                                               1,042

Missouri - 2.0%                Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                               (Gravois Bluffs):
                         620       6.75% due 10/01/2015                                                                 630
                       2,800       7% due 10/01/2021                                                                  3,028
                               Kansas City, Missouri, Municipal Assistance Corporation, Leasehold Improvement
                               Revenue Bonds (H. Roe Bartle Convention Center), Series B-1 (c):
                      15,000       5.383%** due 4/15/2028                                                             4,801
                       5,000       5.28%** due 4/15/2029                                                              1,510
                       5,000       5.31%** due 4/15/2030                                                              1,431
                       5,000       5.32%** due 4/15/2031                                                              1,359
                         405   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds,
                               Homeownership, AMT, Series B, 7.55% due 9/01/2027 (f)(g)                                 406

New Hampshire - 0.6%   3,425   New Hampshire Health and Education Facilities Authority, Revenue Refunding
                               Bonds (Elliot Hospital), Series B, 5.60% due 10/01/2022                                3,591

New Jersey - 26.3%    11,435   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                      11,984
                       3,000   New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A,
                               6.375% due 11/01/2031                                                                  3,065
                      20,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                               7/01/2029 (e)                                                                         21,027
                       4,400   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                               Facility), Series A, 7.25% due 11/15/2031                                              4,637
                       8,750   New Jersey EDA, School Facilities Construction Revenue Bonds, Series I, 5.25%
                               due 9/01/2029                                                                          9,333
                      17,300   New Jersey EDA, School Facility Construction, Revenue Refunding Bonds, Series K,
                               5.50% due 12/15/2019 (c)                                                              20,293
                               New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                               Project), AMT:
                       3,905       6.25% due 9/15/2019                                                                3,263
                      16,195       6.25% due 9/15/2029                                                               12,884
                       3,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                               (Pascack Valley Hospital Association), 6.625% due 7/01/2036                            3,620
                       1,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                               (Pascack Valley Hospital Association), 5.125% due 7/01/2028                            1,215
                      10,000   New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Refunding Bonds, Series B, 5.25% due 12/15/2015 (c)                           11,339
                       2,200   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-3,
                               1.82% due 1/01/2024 (i)(m)                                                             2,200
                      20,000   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                               Series C-2, 5.50% due 1/01/2025 (c)                                                   23,604
                       4,360   Port Authority of New York and New Jersey Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 177, 9.84% due 10/15/2032 (e)(k)                                                5,122
                      20,575   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                               DRIVERS, AMT, Series 192, 9.35% due 12/01/2025 (e)(k)                                 23,382
                       7,500   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                               Refunding Bonds, 6% due 6/01/2037                                                      7,111
                       7,500   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 6.125% due
                               6/01/2024                                                                              7,502

New York - 15.7%       2,240   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                               Francis Hospital), Series A, 7.50% due 3/01/2029                                       2,238
                       5,595   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                               Bonds, RITR, Series 9, 6.10% due 7/01/2006 (b)(h)(k)                                   6,399
                               New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
                       1,250       (British Airways Plc Project), 7.625% due 12/01/2032                               1,314
                      10,000       (Terminal One Group Association Project), 6.125% due 1/01/2024                    10,139
                       5,000   New York City, New York, City Municipal Water Finance Authority, Water and
                               Sewer System Revenue Bonds, DRIVERS, Series 198, 9.381% due 6/15/2026 (e)(k)           5,560
                      14,000   New York City, New York, City Municipal Water Finance Authority, Water and
                               Sewer System Revenue Refunding Bonds, 5.50% due 6/15/2033                             15,389
                               New York City, New York, GO, Refunding (h):
                       2,000       Series G, 5.75% due 2/01/2006 (b)                                                  2,094
                      10,000       Trust Receipts, Series R, 10.573% due 5/15/2014 (k)                               13,342
                       9,375   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5% due 10/15/2029 (c)                                                        9,891
                               New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                               Series A:
                       5,000       6.75% due 7/01/2020                                                                5,397
                         315       6.50% due 7/01/2025                                                                  331
                       2,500   Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                               Facility), AMT, 5.50% due 1/01/2023                                                    2,420
                       9,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                               5.50% due 6/01/2021                                                                   10,390
                      10,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                               5.25% due 11/15/2030                                                                  10,674
                               Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue
                               Bonds (Kendal on Hudson Project), Series A:
                       3,450       6.375% due 1/01/2024                                                               3,527
                       2,895       6.50% due 1/01/2034                                                                2,956

North Carolina - 1.9%  2,710   Charlotte, North Carolina, Airport Revenue Bonds, Series A, 5% due 7/01/2029 (e)       2,830
                       4,750   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                               Series D, 6.75% due 1/01/2026                                                          5,317
                         315   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20% due
                               7/01/2016                                                                                334
                         900   North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (d)               935
                       1,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                               Revenue Bonds (Arbor Acres Community Project), 6.375% due 3/01/2032                    1,046
                       2,000   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                               (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                   2,031

Ohio - 2.8%                    Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project),
                               AMT (g):
                       1,410       5.75% due 9/20/2020                                                                1,509
                       2,250       5.85% due 9/20/2030                                                                2,367
                       2,175   Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds
                               (Sunset Retirement Communities), Series A, 6.625% due 8/15/2030                        2,298
                       5,000   Mason, Ohio, City School District, GO (School Improvement), 5% due 12/01/2031 (i)      5,243
                       2,495   Mason, Ohio, Sewer System Revenue Refunding and Improvement Bonds, 5% due
                               12/01/2028 (e)                                                                         2,630
                         970   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                               Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%
                               due 2/15/2024                                                                          1,012
                               Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                               Series A:
                         750       6% due 5/15/2024                                                                     751
                       2,250       6% due 5/15/2034                                                                   2,207

Oregon - 1.7%          4,405   Oregon State Department of Administrative Services, COP, Series A, 6% due
                               5/01/2010 (b)(c)                                                                       5,085
                       3,900   Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032       3,958
                       1,830   Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and
                               University Place), Series A, 5.875% due 1/01/2022                                      1,798

Pennsylvania - 7.4%      200   Geisinger Authority, Pennsylvania, Health System Revenue Refunding Bonds
                               (Geisinger Health Systems), VRDN, 1.84% due 8/01/2028 (m)                                200
                       5,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                               Company Project), Series B, 6.40% due 9/01/2029 (e)                                    5,219
                       8,980   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                               Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                   9,514
                      16,270   Pennsylvania State Higher Educational Facilities Authority, Health Services
                               Revenue Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%
                               due 11/15/2016 (e)                                                                    17,319
                               Philadelphia, Pennsylvania, Authority for IDR, Commercial Development:
                       1,265       7.75% due 12/01/2017                                                               1,292
                       3,650       (Days Inn), Refunding, Series B, 6.50% due 10/01/2027                              3,766
                       4,000       (Doubletree), Refunding, Series A, 6.50% due 10/01/2027                            4,127
                         700   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                               1.83% due 6/15/2023 (i)(m)                                                               700
                       5,000   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (Guthrie
                               Health Issue), Series B, 7.125% due 12/01/2031                                         5,934

Rhode Island - 0.4%            Woonsocket, Rhode Island, GO (h):
                       1,225       6% due 10/01/2017                                                                  1,417
                       1,195       6% due 10/01/2018                                                                  1,382

Tennessee - 2.3%       4,610   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                               7.75% due 8/01/2017                                                                    4,824
                      10,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                               Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                10,046

Texas - 15.9%                  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                               First Tier, Series A:
                       5,000       6.70% due 1/01/2028                                                                5,357
                       5,000       6.70% due 1/01/2032                                                                5,354
                               Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                               (Water at Northern Hills Apartments), Series A (e):
                       1,300       5.80% due 8/01/2021                                                                1,393
                       2,460       6% due 8/01/2031                                                                   2,580
                       1,000       6.05% due 8/01/2036                                                                1,049
                       6,650   Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company),
                               AMT, Series B, 5.05% due 6/01/2030                                                     6,834
                       3,755   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                               Project), Series B, 7.75% due 12/01/2018                                               4,167
                       4,365   Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                               Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15% due 1/01/2016                4,364
                       7,500   Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                               Revenue Refunding Bonds (American Airlines), AMT, Series B, 6.05% due 5/01/2029        7,283
                               Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                               Bonds (Good Shepherd Medical Center Project) (a):
                       3,000       6.875% due 10/01/2020                                                              3,505
                       2,000       6.375% due 10/01/2025                                                              2,286
                       5,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                               Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due
                               4/01/2026                                                                              5,280
                       3,900   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                               Corporation Project), AMT, 7.50% due 5/01/2025                                         4,359
                       1,600   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                               AMT, 6.375% due 1/01/2023                                                              1,653
                               Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT:
                       4,830       6.375% due 4/01/2027                                                               5,205
                       3,330       6.95% due 4/01/2030                                                                3,809
                       7,030   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                               (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      7,789
                       3,900   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                               Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                               11/01/2031                                                                             4,206
                      11,500   Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,
                               6.70% due 11/01/2030                                                                  11,899
                       6,500   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                               First Tier, Series A, 5.50% due 8/15/2039 (c)                                          7,176
                       7,020   Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2030 (h)              7,817

Utah - 0.3%            1,545   Utah State Board of Regents, Revenue Refunding Bonds (University of Utah
                               Research Facilities), Series A, 5.50% due 4/01/2018 (e)                                1,720

Virginia - 2.9%        5,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                               Series A, 6.10% due 2/01/2011 (c)                                                      5,700
                               Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                       7,500       Senior Series A, 5.50% due 8/15/2028                                               7,185
                      24,800       Senior Series B, 6.67%** due 8/15/2029                                             5,745

Washington - 0.3%              Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                               Apartments Project), AMT:
                         945       6% due 9/01/2022                                                                     915
                       1,250       6.20% due 9/01/2032                                                                1,202

West Virginia - 0.6%   1,000   Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                               Association Inc. Project), 6% due 5/01/2019                                              813
                       3,000   Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ International
                               Project), AMT, 7% due 7/15/2025                                                        3,112

Wisconsin - 0.7%         700   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                711
                               Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                               (Eastcastle Place Inc. Project):
                       1,000       6% due 12/01/2024                                                                  1,003
                       1,800       6.125% due 12/01/2034                                                              1,774
                         965   Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (e)                             982

Wyoming - 0.8%         2,550   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                               Project), AMT, Series A, 7% due 6/01/2024                                              2,595
                       2,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds,
                               Series A, 6.20% due 6/01/2024                                                          2,714

Puerto Rico - 7.0%    15,000   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                               Revenue Bonds, Trust Receipts, Class R, Series B, 9.603% due 7/01/2035 (e)(k)         19,199
                      16,360   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                18,555
                       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                               Class R, Series 16 HH, 9.333% due 7/01/2013 (i)(k)                                     3,198
                       4,350   Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272,
                               9.229% due 8/01/2030 (k)                                                               4,909

U.S. Virgin            6,250   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
Islands - 1.0%                 (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                          6,723

                               Total Investments (Cost - $900,821*) - 147.7%                                        962,486
                               Other Assets Less Liabilities - 4.9%                                                  32,194
                               Preferred Stock, at Redemption Value - (52.6%)                                     (343,096)
                                                                                                               ------------
                               Net Assets Applicable to Common Stock - 100.0%                                    $  651,584
                                                                                                               ============


(a)Radian Insured.

(b)Prerefunded.

(c)AMBAC Insured.

(d)FHA Insured.

(e)MBIA Insured.

(f)FNMA Collateralized.

(g)GNMA Collateralized.

(h)FGIC Insured.

(i)FSA Insured.

(j)XL Capital Insured.

(k)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l)FHLMC Collateralized.

(m)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                       $  900,948
                                                         ==========
    Gross unrealized appreciation                        $   65,411
    Gross unrealized depreciation                           (3,873)
                                                         ----------
    Net unrealized appreciation                          $   61,538
                                                         ==========

**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
    Affiliate                               Activity         Income

    Merrill Lynch
    Institutional Tax-Exempt Fund             (9,413)        $ 34

    Financial futures sold as of January 31, 2005 were as follows:

                                                                     (in Thousands)

    Number of                                                          Unrealized
    Contracts  Issue                     Expiration Date  Face Value  Depreciation

    1,500      10-Year U.S. Treasury Bond   March 2005    $ 167,931      $ (467)

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Fund, Inc.


Date: March 21, 2005